JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street
Boston, Massachusetts 02210
July 12, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”) on behalf of: Natural Resources Trust (“the Fund”) File Nos. 2-94157; 811-04146
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Fund.
The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on July 2, 2012 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0000950123-12-009777), which is incorporated by reference into this Rule 497 Document.
If you have any questions, please call the undersigned at 617-663-2166.
Sincerely,

/s/ Betsy Anne Seel Betsy Anne Seel
Senior Counsel and Assistant Secretary